SCHEDULE OF LONG-TERM BANK LOANS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Secured long-term loans	$ 6,052,583	$ 6,106,871
Less: amounts due within one year under long-term loan contracts	(319,031)	(305,775)
Total long-term bank loans	$ 5,733,552	$ 5,801,096